Other expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other expenses
Litigation	$ 694	$ 284	$ 141
Provision for loss assets	366	278	108
Fundacao Vale do Rio Doce - FVRD	37	123	55
Damage cost	65	98
Pre operating, stoppage and start up	1,592	1,293	1,117
Others	894	734	784
Other operating expenses	$ 3,648	$ 2,810	$ 2,205